Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
U.S. federal net operating loss carryforward	$ 24,692	$ 12,826
State net operating loss carryforward	7,592	3,862
Research and development credits	3,218	1,935
Non-qualified stock options	1,665	75
Accrued bonus	941	297
Operating lease liabilities	570	556
Other	179	173
Gross deferred income tax assets	38,857	19,724
Less: Valuation allowance	(38,725)	(19,635)
Total deferred income tax assets	132	89
Deferred Tax Liabilities, Net [Abstract]
Depreciation	(132)	(89)
Net deferred income tax assets (liabilities)	$ 0	$ 0